Redeemable Convertible Preferred Stock - Summary of Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Preferred Shares Authorized (in shares)		95,415,981
Preferred Shares Issued (in shares)		68,589,913
Preferred Shares Outstanding (in shares)	0	0	0	0
Liquidation Preference		$ 51,709
Carrying Value	$ 0	$ 0	$ 0	$ 0
Previously Reported
Temporary Equity [Line Items]
Preferred Shares Issued (in shares)		68,589,913
Preferred Shares Outstanding (in shares)		68,589,913		24,773,767
Carrying Value		$ 49,894		$ 34,326
Average
Temporary Equity [Line Items]
Average Issuance Price Per Share (in shares)		$ 0.753892